Future Minimum Lease Payments Under Non-Cancelable Operating Lease (Detail) - Dec. 31, 2017 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Leases Future Minimum Payments [Line Items]
2018	¥ 67,163	$ 10,157
2019	57,860	8,750
2020	44,736	6,765
2021	29,304	4,432
2022 and after	60,037	9,079
Total	¥ 259,100	$ 39,183